Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities short-term investments:
Money market funds	$81	$81	$—	$—
Trading securities – short term investments:
Domestic equity securities	466	466	—	—
Domestic debt securities	450	450	—	—
Foreign equity securities	120	120	—	—
High yield debt securities	104	—	104	—
Money market funds held in trading accounts	22	22	—	—
Collateralized loan obligation	10	—	10	—
Other trading securities	1	—	1	—
Trading securities – other current assets:
Domestic equity securities	31	31	—	—
Foreign equity securities	5	5	—	—
Fixed income mutual funds	4	4	—	—
Other	3	2	1	—
Derivatives
Commodities (1)	4	4	—	—
Foreign currencies	8	—	8	—
Total Assets	$1,309	$1,185	$124	$—
Liabilities:
Derivatives:
Commodities (1)	$18	$18	$—	$—
Interest rate swaps	6	—	6	—
Total Liabilities	$24	$18	$6	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2015, the commodity derivatives had a margin account balance of $29 million resulting in a net other current asset on the Consolidated Balance Sheet of $15 million.

	Balance
	December 31,
(Millions of dollars)	2014	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$142	$142	$—	$—
Corporate bonds	11	—	11	—
U.S. Government agency securities	10	—	10	—
Other available-for-sale securities	4	—	4	—
Trading securities – short term investments:
High yield debt securities	182	—	182	—
Domestic equity securities	115	115	—	—
Money market funds held in trading accounts	21	21	—	—
Domestic debt securities	5	3	2	—
Other trading securities	1	—	1	—
Trading securities – other current assets:
Domestic equity securities	34	34	—	—
Foreign equity securities	7	7	—	—
Fixed income mutual funds	5	5	—	—
Other	2	2	—	—
Derivatives
Commodities (1)	6	6	—	—
Foreign currencies	1	—	1	—
Total Assets	$546	$335	$211	$—
Liabilities:
Derivatives:
Commodities (1)	$2	$2	$—	$—
Interest rate swaps	8	—	8	—
Total Liabilities	$10	$2	$8	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2014, the commodity derivatives had a margin account balance of $4 million resulting in a net other current asset on the Consolidated Balance Sheet of $9 million and a net other current liability of $1 million.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2015		2014
(Millions of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$81	$81	$167	$167
Short-term investments, trading debt securities	1,188	1,173	330	324
Long-term debt	522	522	—	—

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income

(Millions of dollars)		2015	2014
Commodities	Cost of sales	$(45)	$18
Foreign currencies	Cost of sales	16	4
Foreign currencies	Foreign currency	2	4
Interest rate	Miscellaneous, net	(4)	(8)

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

		Asset Derivatives			Liability Derivatives
		December 31,	December 31,		December 31,	December 31,
(Millions of dollars)		2015	2014		2015	2014
Commodities(1)	Other current assets	$4	$6	Other current liabilities	$18	$2
Foreign currencies	Other current assets	8	1	Other current liabilities	—	—
Interest rate	Other current assets	—	—	Other current liabilities	6	8

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2015 and 2014, the commodity derivatives had a margin account balance of $29 million and $4 million, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $15 million and $9 million, respectively, and a net other current liability of $0 million and $1 million as of December 31, 2015 and 2014.